T. ROWE PRICE Blue Chip Growth Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.4%
COMMUNICATION SERVICES  15.4%
Entertainment  2.2%
Netflix (1) 13,706,969 1,317,925
1,317,925
Interactive Media & Services  12.2%
Alphabet, Class A  3,176,804 913,522
Alphabet, Class C  11,855,960 3,401,001
Meta Platforms, Class A  5,016,325 2,869,990
7,184,513
Wireless Telecommunication Services  1.0%
T-Mobile U.S.  2,733,090 574,031
574,031
Total Communication Services 9,076,469
CONSUMER DISCRETIONARY  15.8%
Automobiles  2.7%
Tesla (1) 4,289,746 1,594,713
1,594,713
Broadline Retail  6.9%
Amazon.com (1) 18,490,994 3,851,119
Sea, ADR (1) 2,624,910 217,369
4,068,488
Hotels, Restaurants & Leisure  1.6%
Booking Holdings  119,113 501,504
Chipotle Mexican Grill (1) 7,481,838 239,494
DoorDash, Class A (1) 1,194,568 179,364
920,362
Specialty Retail  4.6%
Carvana (1) 6,496,332 2,042,317
Ross Stores  1,531,493 331,767
TJX  1,968,222 314,325
2,688,409
Total Consumer Discretionary 9,271,972
CONSUMER STAPLES  0.8%
Food Products  0.2%
Mondelez International, Class A  1,791,401 103,256
103,256

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Household Products  0.6%
Colgate-Palmolive  2,185,564 186,275
Procter & Gamble  950,261 137,256
323,531
Total Consumer Staples 426,787
FINANCIALS  7.7%
Capital Markets  1.4%
Charles Schwab  1,850,082 173,871
Goldman Sachs Group  291,869 246,918
Moody's  367,136 160,163
Morgan Stanley  1,568,324 258,099
839,051
Financial Services  5.0%
Adyen (EUR) (1) 66,023 66,079
Mastercard, Class A  2,549,578 1,273,922
Visa, Class A  5,375,829 1,624,791
2,964,792
Insurance  1.3%
Chubb  1,857,632 605,458
Marsh & McLennan  970,161 168,275
773,733
Total Financials 4,577,576
HEALTH CARE  6.3%
Health Care Equipment & Supplies  1.8%
Intuitive Surgical (1) 1,651,764 761,447
Medline, Class A (1) 1,211,736 53,922
Stryker  767,387 252,156
1,067,525
Health Care Providers & Services  0.6%
UnitedHealth Group  1,297,274 351,029
351,029
Life Sciences Tools & Services  1.0%
Danaher  1,516,110 287,454
Thermo Fisher Scientific  641,688 315,409
602,863
Pharmaceuticals  2.9%
Eli Lilly  1,877,119 1,726,518
1,726,518
Total Health Care 3,747,935

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  3.4%
Aerospace & Defense  2.0%
General Electric  3,783,783 1,073,724
TransDigm Group  109,433 126,829
1,200,553
Commercial Services & Supplies  0.2%
Cintas  677,748 114,634
114,634
Electrical Equipment  1.0%
GE Vernova  647,741 565,413
565,413
Ground Transportation  0.2%
Old Dominion Freight Line  730,167 142,675
142,675
Total Industrials & Business Services 2,023,275
INFORMATION TECHNOLOGY  47.8%
Electronic Equipment, Instruments & Components  0.5%
TE Connectivity  1,294,900 270,660
270,660
IT Services  0.8%
Shopify, Class A (1) 3,789,622 449,525
449,525
Semiconductors & Semiconductor Equipment  22.7%
ASML Holding  504,498 666,356
Broadcom  9,326,530 2,886,654
Monolithic Power Systems  337,867 369,407
NVIDIA  50,667,826 8,836,469
Taiwan Semiconductor Manufacturing, ADR  1,255,612 424,334
Texas Instruments  832,300 161,583
13,344,803
Software  14.4%
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $212,816 (1)(2)(3) 494,921 340,351
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $99,123 (1)(2)(3) 58,155 87,024
Crowdstrike Holdings, Class A (1) 518,532 202,440
Datadog, Class A (1) 692,700 81,773
Gusto, Acquisition Date: 10/4/21, Cost $32,574 (1)(2)(3) 1,131,497 24,214
Microsoft  16,168,526 5,985,103
Oracle  3,452,873 507,952

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Palantir Technologies, Class A (1) 1,068,379 156,283
Roper Technologies  489,043 173,053
ServiceNow (1) 6,130,754 640,970
Synopsys (1) 673,375 266,980
8,466,143
Technology Hardware, Storage & Peripherals  9.4%
Apple  21,801,194 5,532,925
5,532,925
Total Information Technology 28,064,056
MATERIALS  0.7%
Chemicals  0.7%
Linde  430,838 213,592
Sherwin-Williams  615,985 197,454
Total Materials 411,046
UTILITIES  0.5%
Electric Utilities  0.5%
Constellation Energy  949,109 265,039
Total Utilities 265,039
Total Common Stocks (Cost $15,674,449) 57,864,155
CONVERTIBLE PREFERRED STOCKS  0.9%
INFORMATION TECHNOLOGY  0.9%
Software  0.9%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $6,254 (1)(2)(3) 3,669 5,490
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $699 (1)(2)(3) 410 614
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $77 (1)(2)(3) 45 67
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $14 (1)(2)(3) 8 12
Databricks, Series G, Acquisition Date: 2/1/21, Cost $31,087 (1)
(2)(3) 525,810 99,904
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $93,418 (1)(2)(3) 1,271,268 241,541
Databricks, Series I, Acquisition Date: 9/14/23, Cost $10,422 (1)
(2)(3) 141,790 26,940
Gusto, Series E, Acquisition Date: 7/13/21, Cost $46,366 (1)(2)
(3) 1,525,418 32,644
OpenAI, Series A-3, Acquisition Date: 8/15/25, Cost $22,225 (1)
(2)(3) 72,429 49,809

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OpenAI, Series C, Acquisition Date: 3/12/26, Cost $62,956 (1)
(2)(3) 91,548 62,956
Total Information Technology 519,977
Total Convertible Preferred Stocks (Cost $273,518) 519,977
CORPORATE BONDS  0.3%
Carvana, 9.00%, 6/1/30, (9.00% Cash) (4)(5) 55,940,030 58,246
Carvana, 9.00%, 6/1/31, (9.00% Cash) (4)(5) 76,470,917 82,716
Total Corporate Bonds (Cost $121,536) 140,962
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.3%
T. Rowe Price Government Reserve Fund, 3.71% (6)(7) 183,786,185 183,786
Total Short-Term Investments (Cost $183,786) 183,786
Total Investments in Securities  99.9%
(Cost $16,253,289) $ 58,708,880
Other Assets Less Liabilities 0.1% 75,599
Net Assets 100.0% $ 58,784,479
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $971,566 and represents 1.7% of net assets.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $140,962 and represents 0.2% of net assets.
(6) Seven-day yield
(7) Affiliated Companies

T. ROWE PRICE Blue Chip Growth Fund

ADR American Depositary Receipts
EUR Euro

T. ROWE PRICE Blue Chip Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 1,309
Totals $ —# $ — $ 1,309+
Supplementary Investment Schedule
Affiliate
Value
12/31/2 5
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 289,989  ¤  ¤ $ 183,786
Total $ 183,786^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,309 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $183,786.

T. ROWE PRICE Blue Chip Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Blue Chip Growth Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue Chip
Growth Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Blue Chip Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Blue Chip Growth Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Blue Chip Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $99,031,000 for the period ended March 31, 2026.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 57,346,487 $ 66,079 $ 451,589 $ 57,864,155
Convertible Preferred Stocks — — 519,977 519,977
Corporate Bonds — 140,962 — 140,962
Short-Term Investments 183,786 — — 183,786
Total $ 57,530,273 $ 207,041 $ 971,566 $ 58,708,880
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 362,332 $ 89,257 $ — $ 451,589
Convertible Preferred Stocks 447,246 9,774 62,957 519,977
Total $ 809,578 $ 99,031 $ 62,957 $ 971,566

T. ROWE PRICE Blue Chip Growth Fund

extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F93-054Q1 03/26